Other non-current liabilities (Details Textual) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherNoncurrentLiabilitiesExplanatoryLineItems [Line Items]
Non-current deposits from customers	€ 255	€ 265
Other Miscellaneous liabilities Non Current	1,043	1,247
Natural gas and electricity [Member]
DisclosureOfOtherNoncurrentLiabilitiesExplanatoryLineItems [Line Items]
Non-current deposits from customers	215	224
Non-current advances received	€ 584	€ 664